UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL  REPORT  OF PROXY  VOTING  RECORD  OF  REGISTERED  MANAGEMENT
INVESTMENT  COMPANY

Investment Company Act file number:  811-10261

Pearl Mutual Funds (Exact name of registrant as specified in charter)
2610 Park Avenue, P.O. Box 209, Muscatine, Iowa, 52761
(Address of principal executive offices)
Richard R. Phillips, 2610 Park Avenue, PO Box 209, Muscatine, Iowa 52761
(Name and address of agent for service)
Registrant’s telephone number, including area code: (563) 288-2773
Date of fiscal year end: 12/31
Date of reporting period: 07/01/11 – 06/30/12

Pearl Total Return Fund

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP #	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Total Return Fund	Marshall Small Cap Growth Fund	MSGIX	572353522	10/6/2011
New investment advisory agreement.  Reclassification of funds fundamental investment limitation re selling short & buying on margin as non-fundamental.  Modification of fundamental investment limitation re issuing senior securities and borrowing money.  Reclassification of fundamental investment limitation re pledging assets as non-fundamental.  Modification of fundamental investment limitation regarding investing in commodities.
						Issuer	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders.	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders.

Pearl Aggressive Growth Fund

No proxies were received from July 1, 2011 to June 30, 2012.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Pearl Mutual Funds

By (Signature and Title):	/s/ Richard R. Phillips
Richard R. Phillips, President, Chief Executive Officer, Chief Operating Officer, and Chief Financial Officer

By (Signature and Title):	/s/ David M. Stanley
David M. Stanley, Secretary

Date:   August 9, 2012